Significant accounting policies - Summary of Expected Useful Lives of Other Assets (Detail)	12 Months Ended
Mar. 31, 2018
Bottom of range [member] | Buildings - Operations and administration [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P6Y
Bottom of range [member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P15Y
Bottom of range [member] | Office equipment and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P3Y
Bottom of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P8Y
Top of range [member] | Buildings - Operations and administration [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P60Y
Top of range [member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P40Y
Top of range [member] | Office equipment and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P10Y
Top of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	P10Y